Note 3 - Property and Equipment - Property and Equipment (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Property and equipment, gross, Total	$ 33,756		$ 33,756	$ 33,756
Less - accumulated depreciation, Total	33,028		31,712	28,516
Property and equipment, net, Total	$ 728	$ 2,044	$ 2,044	5,240
Furniture and Fixtures [Member]
Property, and equipment, Estimated Useful Life (Year)	5 years		5 years
Property and equipment, gross, Total	$ 9,357		$ 9,357	9,357
Leasehold Improvements [Member]
Property and equipment, gross, Total	$ 8,983		$ 8,983	8,983
Computer Equipment [Member]
Property, and equipment, Estimated Useful Life (Year)	3 years		3 years
Property and equipment, gross, Total	$ 14,416		$ 14,416	14,416
Technology Equipment [Member]
Property, and equipment, Estimated Useful Life (Year)	5 years		5 years
Property and equipment, gross, Total	$ 1,000		$ 1,000	$ 1,000